UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ellington Management Group, LLC
Address: 53 Forest Avenue
         Old Greenwich, CT  06870

13F File Number:  28-11539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Larkin
Title:     Chief Operating Officer
Phone:     203-409-3749

Signature, Place, and Date of Signing:

      /s/  Thomas Larkin     Greenwich, CT     February 14, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $302,532 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABGENIX INC                    NOTE  1.750%12/1 00339BAD9     4377  2500000 PRN      SOLE                  2500000        0        0
ABITIBI-CONSOLIDATED INC       COM              003924107       61    15000 SH       SOLE                    15000        0        0
ADVANCED MEDICAL OPTICS INC    NOTE  1.375% 7/0 00763MAJ7     1000  1000000 PRN      SOLE                  1000000        0        0
AGCO CORP                      NOTE  1.750%12/3 001084AL6     9450 10300000 PRN      SOLE                 10300000        0        0
ALLIANT TECHSYSTEMS INC        NOTE  2.750% 2/1 018804AH7     2948  2750000 PRN      SOLE                  2750000        0        0
ALLIANT TECHSYSTEMS INC        NOTE  3.000% 8/1 018804AK0     8634  7530000 PRN      SOLE                  7530000        0        0
ALTRIA GROUP INC               COM              02209S103        0  1262700 SH  PUT  SOLE                  1262700        0        0
AMERICAN TOWER CORP            NOTE  3.000% 8/1 029912AR3     9935  6945000 PRN      SOLE                  6945000        0        0
AT&T INC                       COM              00206R102        0   100000 SH  CALL SOLE                   100000        0        0
BEVERLY ENTERPRISES INC        NOTE  2.750%11/0 087851AR2     2247  1435000 PRN      SOLE                  1435000        0        0
CELL GENESYS INC               NOTE  3.125%11/0 150921AB0    10810 13350000 PRN      SOLE                 13350000        0        0
CEPHALON INC                   NOTE  2.000% 6/0 156708AP4    23649 16000000 PRN      SOLE                 16000000        0        0
CMS ENERGY CORP                NOTE  3.375% 7/1 125896AY6    11470  7975000 PRN      SOLE                  7975000        0        0
CMS ENERGY CORP                NOTE  2.875%12/0 125896AW0    14157 12236000 PRN      SOLE                 12236000        0        0
COMPUCREDIT CORP               NOTE  3.625% 5/3 20478NAB6     5870  5500000 PRN      SOLE                  5500000        0        0
CSG SYS INTL INC               NOTE  2.500% 6/1 126349AB5     7824  8100000 PRN      SOLE                  8100000        0        0
DRESS BARN INC                 NOTE  2.500%12/1 261570AB1    23202 12000000 PRN      SOLE                 12000000        0        0
DST SYS INC DEL                DBCV  3.625% 8/1 233326AD9    15415 12000000 PRN      SOLE                 12000000        0        0
EDO CORP                       NOTE  4.000%11/1 281347AE4     9858  9765000 PRN      SOLE                  9765000        0        0
EQUINIX INC                    DBCV  2.500% 2/1 29444UAE6      349   312000 PRN      SOLE                   312000        0        0
FRONTIER AIRLINES INC NEW      DBCV  5.000%12/1 359065AA7     6775  6298000 PRN      SOLE                  6298000        0        0
GENCORP INC                    NOTE  4.000% 1/1 368682AJ9     6120  5000000 PRN      SOLE                  5000000        0        0
GENCORP INC                    SDCV  2.250%11/1 368682AL4    13508 13194000 PRN      SOLE                 13194000        0        0
GENERAL MTRS CORP              DEB SR CV C 33   370442717     5658   367295 SH       SOLE                   367295        0        0
HUMAN GENOME SCIENCES INC      NOTE  2.250% 8/1 444903AM0     1823  2500000 PRN      SOLE                  2500000        0        0
IRON MTN INC                   COM              462846106       68   450000 SH  PUT  SOLE                   450000        0        0
ISHARES INC                    MSCI MALAYSIA    464286830      517    75800 SH       SOLE                    75800        0        0
LANDAMERICA FINL GROUP INC     DBCV  3.250% 5/1 514936AD5     9439  7500000 PRN      SOLE                  7500000        0        0
LEUCADIA NATL CORP             NOTE  3.750% 4/1 527288AX2     9263  8000000 PRN      SOLE                  8000000        0        0
MEDICIS PHARMACEUTICAL CORP    NOTE  1.500% 6/0 584690AB7    11965 12500000 PRN      SOLE                 12500000        0        0
NASH FINCH CO                  COM              631158102        3    10000 SH  CALL SOLE                    10000        0        0
NASH FINCH CO                  COM              631158102       48    10000 SH  PUT  SOLE                    10000        0        0
NASH FINCH CO                  FRNT  1.631% 3/1 631158AD4     1229  3500000 PRN      SOLE                  3500000        0        0
NCI BUILDING SYS INC           NOTE  2.125%11/1 628852AG0     1175  1000000 PRN      SOLE                  1000000        0        0
PALM HARBOR HOMES              NOTE  3.250% 5/1 696639AB9     2590  3000000 PRN      SOLE                  3000000        0        0
PER-SE TECHNOLOGIES INC        SDCV  3.250% 6/3 713569AB7     8531  6000000 PRN      SOLE                  6000000        0        0
PLAYBOY ENTERPRISES INC        NOTE  3.000% 3/1 728117AB8     1503  1500000 PRN      SOLE                  1500000        0        0
PROASSURANCE CORP              DBCV  3.900% 6/3 74267CAB2     7449  6000000 PRN      SOLE                  6000000        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109      469   700000 SH  CALL SOLE                   700000        0        0
QWEST COMMUNICATIONS INTL IN   NOTE  3.500%11/1 749121BY4    17238 15000000 PRN      SOLE                 15000000        0        0
REGAL ENTMT GROUP              NOTE  3.750% 5/1 758766AB5    10758  8627000 PRN      SOLE                  8627000        0        0
REYNOLDS AMERICAN INC          COM              761713106        0   700000 SH  PUT  SOLE                   700000        0        0
SIX FLAGS INC                  NOTE  4.500% 5/1 83001PAJ8    19716 15125000 PRN      SOLE                 15125000        0        0
WABASH NATL CORP               NOTE  3.250% 8/0 929566AD9     2684  2400000 PRN      SOLE                  2400000        0        0
WILLBROS GROUP INC             NOTE  2.750% 3/1 969199AC2     2747  3090000 PRN      SOLE                  3090000        0        0
ZIMMER HLDGS INC               COM              98956P102        0   142700 SH  CALL SOLE                   142700        0        0